Earnings per Share ("EPS") and Diluted Earnings per Share ("Diluted EPS") (Tables)	6 Months Ended
Jun. 30, 2020
Profit or loss [abstract]
Summary of Diluted EPS Calculated Based on Weighted Average Number of Shares Outstanding
Diluted EPS is calculated based on the following weighted average number of shares outstanding:

	Three Months Ended June 30		Six Months Ended June 30
(in thousands)	2020	2019	2020	2019

Basic weighted average number of shares outstanding	448,636	445,769	448,217	445,083
Effect of dilutive securities
Share purchase options	1,034	444	920	422
Restricted share units	372	257	376	310

Diluted weighted average number of shares outstanding	450,042	446,470	449,513	445,815

Summary of Share Purchase Options and Share Purchase Warrants Excluded From Computation of Diluted Earnings Per Share
The following table lists the number of share purchase options and share purchase warrants excluded from the computation of diluted earnings per share because the exercise prices exceeded the average market value of the common shares of Cdn$54.44 (six months - Cdn$46.63), compared to Cdn$29.68 (six months - Cdn$28.96) for the comparable period in 2019.

	Three Months Ended June 30		Six Months Ended June 30
(in thousands)	2020	2019	2020	2019

Share purchase options	-	599	-	599
Share purchase warrants	10,000	10,000	10,000	10,000

Total	10,000	10,599	10,000	10,599